Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2019
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q19	1Q19	2Q18		6M19	6M18
Deferred compensation expense (CHF million)
Share awards	150	151	130		301	278
Performance share awards	122	108	92		230	201
Contingent Capital Awards	83	77	42		160	94
Contingent Capital share awards	0	0	0		0	1
Other cash awards	97	94	106	[1]	191	163	[1]
Total deferred compensation expense	452	430	370	[1]	882	737	[1]
1 Prior period has been corrected.

Additional information
Estimated unrecognized deferred compensation
end of	2Q19
Estimated unrecognized compensation expense (CHF million)
Share awards	780
Performance share awards	436
Contingent Capital Awards	288
Other cash awards	307
Total	1,811

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	2Q19			6M19
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share awards	Share awards	Performance share awards	Contingent Capital share awards
Share-based award activities
Balance at beginning of period	139.2	97.7	3.4	83.2	51.7	3.4
Granted	6.1	0.0	0.0	65.3	46.1	0.0
Settled	(31.4)	(19.6)	(3.3)	(34.2)	(19.6)	(3.3)
Forfeited	(1.2)	(0.6)	0.0	(1.6)	(0.7)	0.0
Balance at end of period	112.7	77.5	0.1	112.7	77.5	0.1
of which vested	9.5	7.0	0.1	9.5	7.0	0.1
of which unvested	103.2	70.5	0.0	103.2	70.5	0.0

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M19	6M18
Deferred compensation expense (CHF million)
Share awards	294	270
Performance share awards	223	195
Contingent Capital Awards	156	92
Contingent Capital share awards	0	1
Other cash awards	173	157	[1]
Total deferred compensation expense	846	715	[1]
1 Prior period has been restated.

Additional information
Estimated unrecognized deferred compensation
end of	6M19
Estimated unrecognized compensation expense (CHF million)
Share awards	758
Performance share awards	419
Contingent Capital Awards	280
Other cash awards	269
Total	1,726

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	6M19
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	77.1	50.0	2.7
Granted	61.1	44.7	0.0
Settled	(32.7)	(19.2)	(2.6)
Forfeited	(1.7)	(0.9)	0.0
Balance at end of period	103.8	74.6	0.1
of which vested	8.9	6.6	0.1
of which unvested	94.9	68.0	0.0